Cover	Apr. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2024
Entity File Number	001-36581
Entity Registrant Name	NOTABLE LABS, LTD.
Entity Central Index Key	0001603207
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	320 Hatch Drive
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(415)
Local Phone Number	851-2410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value NIS 0.35 each
Trading Symbol	NTBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false